Note 25 - Components of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Brokerage and securities related payables [Abstract]
Cash/margin payables	€ 62,824	€ 52,875
Payables from prime brokerage	24	583
Pending securities transactions past settlement date, liabilities	2,982	1,549
Payables from unsettled regular way trades	16,882	15,158
Brokerage and securities related payables	82,711	70,165
Accrued interest payable	2,826	1,625
Liabilities held for sale	208	252
Lease liabilities	4,470	3,965
Other	23,434	21,788
Total other liabilities	€ 113,648	€ 97,795